Intangible Assets and Goodwill - Summary of the Goodwill Breakdown by CGU (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	€ 10,796	€ 11,178
Electromaps Or Software [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	3,457	3,457
Coil [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	2,915	3,297
ARES [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	€ 4,424	€ 4,424